Operating Leases – Right-of-Use Assets (Details)	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2024 USD ($)
Operating Leases – Right-of-Use Assets [Abstract]
Operating lease liabilities	¥ 11,014,750				$ 69,917
Operating lease right of use assets	11,711,000		¥ 3,467,368		74,337
Operating lease liabilities, current	8,239,009		3,467,368		$ 52,298
Rent expenses	¥ 8,355,000	$ 53,034	¥ 8,355,000	¥ 9,567,000